16 DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Short-term debt balances
	2016	2015
Notes outstanding under revolving credit facility	$3,088,890	$1,235,935
Term loan - current maturities	405,376	-
Total short-term debt	$3,494,266	$1,235,935

Long-term debt balances
	2016	2015

Term loan, due 2019	$1,941,567	$-
Less: Current maturities	405,376	-
Long-term debt, net of current maturities	$1,536,191	$-

Schedule of maturities of our long-term debt
Year	Amounts

2017	$405,376
2018	405,376
2019	1,130,815
Total	$1,941,567